SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding, shares	266,580,019	268,235,077
Effect of dilutive stock options, shares	1,394,135	1,219,713
Weighted average number of common shares outstanding for diluted earnings per share calculation, shares	267,974,154	269,454,790